Note Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Note Purchase Agreement
Note Purchase Agreement

Note 7. Note Purchase Agreement

On December 14, 2021, the Company entered into a Note Purchase Agreement (“NPA”) with three unrelated third-party purchasers (“Purchasers”). The Purchasers provided financing to the Company in the form of bridge financing, aggregating principal of $2,000,000 (the “Notes”). The principal under the Notes shall be payable on the earlier of (i) December 14, 2022, and (ii) the date on which the Company consummates an initial public offering (“IPO”), herein referred to as the “Maturity Date”. The Notes bore interest at 8% with interest payments due monthly. The Company and the Purchasers had entered into a Security Agreement whereby the Notes were collateralized by substantially all the assets of the Company, both tangible and intangible both currently owned with stated exclusions, as defined, and any future acquired with stated exclusions, as defined.

The NPA provided for covenants that until all of the Notes have been converted, exchanged, redeemed or otherwise satisfied in accordance with their terms, the Company shall not, and the Company shall not permit any of its subsidiaries without the prior written consent of the Purchasers: a) incur or guarantee any new debt, b) issue any securities that would cause a breach or default under the NPA, c) incur any liens other than permitted, d) redeem or repurchase shares, e) declare or pay any cash dividend or distribution, e) sell, lease or dispose of assets other than in the ordinary course of business, or f) engage in different line of business.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 7. Note Purchase Agreement (continued)

As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount of each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”).

For both the Contingent Stock and the Contingent Warrants, the number of shares and warrants that each Purchaser will be issued was unknown at the time of the NPA and was determined based on a formula of 50% of the original principal amount divided by a “Subsequent Offering Price” based on the valuation in a future offering of Common stock or other equity interest in the Company (such offering referred to as a “Consummated Offering”) during the period beginning on December 14, 2021 through and including the date the Company consummates an initial public offering (“IPO”) (such period referred to as the “Subsequent Offering Period”).

In accordance with ASC 480-10-25-14, a fixed monetary amount exists at inception for the total value of Contingent Stock that may be issued to each Purchaser. The Contingent Stock is not considered outstanding at inception, as it will only be issued upon the consummation of a Consummated Offering, and accordingly, is a conditional obligation. As such the fair market value (“FMV”) of the Contingent Stock at inception was $677,000, which was recorded as debt discount. Similarly, a fixed monetary amount further exists at inception for the total value of Contingent Warrants that may be issued to each Purchaser. Accordingly, a conditional obligation exists and as such the FMV of Contingent Warrants at inception was $585,000, which was recorded as debt discount. The Company incurred $197,500 of debt issuance costs associated with the NPA. The debt issuance costs were allocated between the Notes, Contingent Stock and Contingent Warrants in a manner that was consistent with the allocation of the proceeds of the Notes. The portion of the debt issuance costs which were allocated to the Contingent Stock and Contingent Warrants, which was $124,460, was expensed during the year ended December 31, 2021. The debt issuance costs allocated to the Notes were recorded as a debt discount.

The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance (based on the Black-Scholes valuation model).

At inception, the Notes were recorded at the net amount of approximately $665,000, after adjusting for debt discounts of approximately $1,335,000 relating to the debt issuance costs, Contingent Stock and Contingent Warrants. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the stated 8% interest rate. In 2022, through for the three months ended March 31, 2022, the Company recorded interest expense of $39,111 and accreted interest of $206,417 The Company repaid the $2,000,000 in Notes with proceeds from the IPO that closed on April 19, 2022.

The value of the Contingent Stock and Contingent Warrants was required to be re-measured at FMV at each reporting date, using either the Black-Scholes valuation model or other valuation method, if deemed more appropriate, with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480, Debt and Equity. For the three months ended March 31, 2022, the Company recorded a $287,000 fair market (FMV) charge to reflect the increase in the Contingent Stock and Contingent Warrants. On April 19, 2022, the Company issued 235,295 shares of Common Stock to settle the Contingent Stock liability, re-measured the liability at its estimated FMV based on the stock’s trading price and reclassified $496,000 to Common Stock Par Value and Additional Paid in Capital.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 7. Note Purchase Agreement (continued)

In connection with the closing of the IPO, 235,295 warrants were issued to settle the Contingent Warrant liability (“Note Warrants”) with an exercise price of $4.25. The terms of the Note Warrants continue to require classification as a liability under ASC 815 with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480 Debt and Equity. (See Note 8 and 10).

Note 7. Note Purchase Agreement

On December 14, 2021, the Company entered into a Note Purchase Agreement (“NPA”) with three unrelated third-party purchasers (“Purchasers”). The Purchasers provided financing to the Company in the form of bridge financing, aggregating principal of $2,000,000 (the “Notes”). The principal under the Notes shall be payable on the earlier of (i) December 14, 2022, and (ii) the date on which the Company consummates an initial public offering (“IPO”), herein referred to as the “Maturity Date”. The Notes bore interest at 8% with interest payments due monthly. The Company and the Purchasers had entered into a Security Agreement whereby the Notes were collateralized by substantially all the assets of the Company, both tangible and intangible both currently owned with stated exclusions, as defined, and any future acquired with stated exclusions, as defined.

The NPA provided for covenants that until all of the Notes have been converted, exchanged, redeemed or otherwise satisfied in accordance with their terms, the Company shall not, and the Company shall not permit any of its subsidiaries without the prior written consent of the Purchasers: a) incur or guarantee any new debt, b) issue any securities that would cause a breach or default under the NPA, c) incur any liens other than permitted, d) redeem or repurchase shares, e) declare or pay any cash dividend or distribution, e) sell, lease or dispose of assets other than in the ordinary course of business, or f) engage in different line of business.

As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount of each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”).

For both the Contingent Stock and the Contingent Warrants, the number of shares and warrants that each Purchaser will be issued was unknown at the time of the NPA and was determined based on a formula of 50% of the original principal amount divided by a “Subsequent Offering Price” based on the valuation in a future offering of Common stock or other equity interest in the Company (such offering referred to as a “Consummated Offering”) during the period beginning on December 14, 2021 through and including the date the Company consummates an initial public offering (“IPO”) (such period referred to as the “Subsequent Offering Period”).

In accordance with ASC 480-10-25-14, a fixed monetary amount exists at inception for the total value of Contingent Stock that may be issued to each Purchaser. The Contingent Stock is not considered outstanding at inception, as it will only be issued upon the consummation of a Consummated Offering, and accordingly, is a conditional obligation. As such the fair market value (“FMV”) of the Contingent Stock at inception was $677,000, which was recorded as debt discount. Similarly, a fixed monetary amount further exists at inception for the total value of Contingent Warrants that may be issued to each Purchaser. Accordingly, a conditional obligation exists and as such the FMV of Contingent Warrants at inception was $585,000, which was recorded as debt discount. The Company incurred $197,500 of debt issuance costs associated with the NPA. The debt issuance costs were allocated between the Notes, Contingent Stock and Contingent Warrants in a manner that was consistent with the allocation of the proceeds of the Notes. The portion of the debt issuance costs which were allocated to the Contingent Stock and Contingent Warrants, which was $124,460, was expensed during the year ended December 31, 2021. The debt issuance costs allocated to the Notes were recorded as a debt discount.

The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance (based on the Black-Scholes valuation model).

At inception, the Notes were recorded at the net amount of approximately $665,000, after adjusting for debt discounts of approximately $1,335,000 relating to the debt issuance costs, Contingent Stock and Contingent Warrants. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the stated 8% interest rate. In 2022, through the repayment date, the Company recorded interest expense of $39,111 (2021 - $nil) and accreted interest of $1,299,895 (2021 - $nil) and repaid the $2,000,000 in Notes with proceeds from the IPO that closed on April 19, 2022.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 7. Note Purchase Agreement (continued)

The value of the Contingent Stock and Contingent Warrants is required to be re-measured at FMV at each reporting date, using either the Black-Scholes valuation model or other valuation method, if deemed more appropriate, with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480, Debt and Equity. On April 19, 2022, the Company issued 235,295 shares of Common Stock to settle the Contingent Stock liability, re-measured the liability at its estimated FMV based on the stock’s trading price and reclassified $496,000 to Common Stock Par Value and Additional Paid in Capital.

In connection with the closing of the IPO, 235,295 warrants were issued to settle the Contingent Warrant liability (“Note Warrants”) with an exercise price of $4.25. The terms of the Note Warrants continue to require classification as a liability under ASC 815 with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480 Debt and Equity. During the year ended December 31, 2022, the Company recorded a FMV income adjustment of $554,412 to reduce the Warrant liability from $585,000 at December 31, 2021 to $30,588 at December 31, 2022. (See Notes 8 and 10)